ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2014	2013
Outstanding gaming chips and tokens	$237,013	$263,663
Gaming tax accruals	171,460	238,920
Construction costs payables	169,053	69,057
Staff cost accruals	117,049	85,118
Customer deposits and ticket sales	80,898	80,421
Property and equipment payables	70,957	24,354
Operating expense and other accruals and liabilities	70,295	57,032
Interest expenses payable	33,544	30,529
Land use rights payable	31,678	50,500
Other gaming related accruals	23,754	29,157
Interest rate swap liabilities	19	—

	$1,005,720	$928,751

In connection with Studio City Project Facility (as defined in Note 12), Studio City Company Limited (“Studio City Company”), an indirect subsidiary which the Company holds 60% interest, entered into certain floating-for-fixed interest rate swap agreements in September 2014 that will expire in March 2015 to limit its exposure to interest rate risk. Under the interest rate swap agreements, Studio City Company pays a fixed interest rate of 0.28% per annum of the notional amount, and receives variable interest which is based on the applicable Hong Kong Interbank Offered Rate (“HIBOR”) for each of the payment dates. All these interest rate swap agreements will expire in March 2015.

As of December 31, 2014, the notional amounts of the outstanding interest rate swap agreements amounted to HK$1,867,199,900 (equivalent to $240,000).

These interest rate swap agreements are expected to remain highly effective in fixing the interest rate and qualify for cash flow hedge accounting. Therefore, there is no impact on the consolidated statements of operations from changes in the fair value of the hedging instruments. Instead the fair value of the instruments are recorded as assets or liabilities on the consolidated balance sheets, with an offsetting adjustment to the accumulated other comprehensive losses until the hedged interest expenses are recognized in the consolidated statements of operations.

As of December 31, 2014, the interest rate swap liabilities of $19 represented the fair values of the interest rate swap agreements.